Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income
Currency translation adjustment generated by the parent company	$ (1,533)	$ (4,022)	$ 9,316
Currency translation adjustment	740	1,113	(2,578)
Currency translation adjustment of equity affiliates	607	(564)	(730)
Total currency translation adjustment recognized in comprehensive income	(186)	(3,473)	6,008
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company	(1,533)	(4,022)	9,316
Currency translation adjustment	636	1,883	(3,275)
Currency translation adjustment of equity affiliates	149	343	(1,099)
Total currency translation adjustment recognized in comprehensive income	(748)	(1,796)	4,943
Pound Sterling
Other comprehensive income
Currency translation adjustment	138	(431)	462
Currency translation adjustment of equity affiliates	(7)	14	(25)
Total currency translation adjustment recognized in comprehensive income	131	(417)	436
Ruble
Other comprehensive income
Currency translation adjustment	7	(10)	3
Currency translation adjustment of equity affiliates	530	(805)	207
Total currency translation adjustment recognized in comprehensive income	537	(815)	210
Other currencies
Other comprehensive income
Currency translation adjustment	(41)	(329)	232
Currency translation adjustment of equity affiliates	(65)	(116)	187
Total currency translation adjustment recognized in comprehensive income	$ (106)	$ (445)	$ 419